SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SEGMENT INFORMATION
Number of reportable segments		3
Revenue:
Revenue	$ 11,293,236	$ 9,867,253	$ 11,992,623
Depreciation and amortization:
Depreciation and amortization	2,000,496	1,844,174	2,153,077
Operating income:
Net operating income	2,734,559	2,555,885	3,627,246
CURRENCY EXCHANGE AND TRANSACTION (GAIN)/LOSS	(20,238)	252,694	561,963
Interest income (including related party amounts of $21,640, $53,940 and $55,018)	(84,396)	(104,566)	(69,697)
Interest expense	777,287	571,901	234,424
Change in fair value of derivatives		5,420	41,554
Impairment of investments		368,355
Equity in net income of associates (Note 14)	(70,649)	(60,313)	(75,688)
Other expenses, net (including related party amounts of $nil, $nil and $2,967)	66,924	23,254	29,090
Income before provision for income taxes and noncontrolling interest	2,065,631	1,499,140	2,905,600
Additions to long-lived assets:
Additions to long-lived assets	2,893,730	2,090,355
Long-lived assets:
Long-lived assets	10,789,531	9,988,726
Total assets:
Assets	14,478,042	15,764,489
Russia Mobile
Revenue:
Revenue	7,789,463	6,670,126	7,916,658
Depreciation and amortization:
Depreciation and amortization	1,196,162	1,111,877	1,313,970
Operating income:
Net operating income	2,189,397	1,945,595	2,800,776
Additions to long-lived assets:
Additions to long-lived assets	1,976,746	1,247,307
Long-lived assets:
Long-lived assets	5,523,761	4,827,140
Total assets:
Assets	7,892,428	8,633,311
Russia Fixed
Revenue:
Revenue	1,748,899	1,498,223	1,784,455
Depreciation and amortization:
Depreciation and amortization	222,565	193,679	214,676
Operating income:
Net operating income	485,273	410,874	448,366
Additions to long-lived assets:
Additions to long-lived assets	562,180	120,036
Long-lived assets:
Long-lived assets	2,684,051	2,270,198
Total assets:
Assets	3,465,731	3,894,636
Ukraine Mobile
Revenue:
Revenue	1,072,830	1,048,751	1,661,951
Depreciation and amortization:
Depreciation and amortization	354,154	352,037	437,988
Operating income:
Net operating income	144,473	120,248	321,328
Additions to long-lived assets:
Additions to long-lived assets	117,548	259,388
Long-lived assets:
Long-lived assets	1,130,459	1,365,686
Total assets:
Assets	1,454,415	1,567,563
Other
Revenue:
Revenue	864,372	787,543	779,520
Depreciation and amortization:
Depreciation and amortization	227,615	186,581	186,443
Operating income:
Net operating income	(84,820)	82,257	45,503
Additions to long-lived assets:
Additions to long-lived assets	237,256	463,624
Long-lived assets:
Long-lived assets	1,451,260	1,525,702
Total assets:
Assets	1,665,468	1,668,979
Intercompany eliminations
Revenue:
Revenue	(182,328)	(137,390)	(149,961)
Operating income:
Net operating income	$ 236	$ (3,089)	$ 11,273